Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long term investments - common shares held [line items]
Fair value	$ 196,241	$ 309,757	$ 164,753
Cost of Addition	23,570	893
Proceeds of Disposition	(162,942)	(17,825)
Fair value adjustment gains (losses)	25,856	161,936
Realized gain (loss) on disposal	$ 60,814	$ (7,282)
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned	13,264	13,264
Percentage of outstanding shares owned	11.80%	12.84%
Fair value	$ 32,609	$ 27,983	10,112
Fair value adjustment gains (losses)	$ 4,626	$ 17,871
Sabina [member]
Long term investments - common shares held [line items]
Shares owned	11,700	11,700
Percentage of outstanding shares owned	3.59%	3.95%
Fair value	$ 30,233	$ 17,296	10,549
Fair value adjustment gains (losses)	$ 12,937	$ 6,747
First Majestic [member]
Long term investments - common shares held [line items]
Shares owned	7,155	20,240
Percentage of outstanding shares owned	3.23%	9.73%
Fair value	$ 95,984	$ 248,137	123,187
Proceeds of Disposition	(151,113)	(5,395)
Fair value adjustment gains (losses)	(1,040)	130,345
Realized gain (loss) on disposal	56,644	521
Other investments [member]
Long term investments - common shares held [line items]
Fair value	37,415	16,341	$ 20,905
Cost of Addition	23,570	893
Proceeds of Disposition	(11,829)	(12,430)
Fair value adjustment gains (losses)	9,333	6,973
Realized gain (loss) on disposal	$ 4,170	$ (7,803)